Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities (Note 25)	$ 561	$ 1,006
Other	12	9
Other (Notes 21 and 25)	$ 573	$ 1,015